<SEQUENCE>1
<FILENAME>KWMG2012Q4.txt



================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2012

Check here if Amendment [ ]; Amendment Number:
                                               --------

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    King Wealth Management Group LLC

Address: 31 Church Street
	 PO Box 792
	 Saratoga Springs, NY 12866

Form 13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence E. King

Title: Chief Compliance Officer

Phone: 518-306-5640

Signature, Place, and Date of Signing:

   Lawrence E. King               Saratoga Springs, NY      02/06/2013
---------------------             ----------------         ----------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

    Form 13F File Number              Name

   None

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     122,004
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
NAME OF ISSUER                 TITLE OF CLASS   CUSIP        VALUE  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     PARTIAL  NONE
------------------------------ ---------------- ---------- -------- ------- --- ---- ------- ------------ -------- -------- ----
POWERSHARES QQQ TR UNIT SER 1  ETF              73935A104  5434720    85210 SH       SOLE                          Partial
CHEVRON CORP NEW               Common           166764100  4981478    46796 SH       SOLE                          Partial
DIAGEO ADR EACH REPR 4 ORD GBX ADR              25243Q205  4537845    39055 SH       SOLE                          Partial
SPDR S&P MIDCAP 400 ETF TR UNI ETF              78467Y107  4240454    23206 SH       SOLE                          Partial
INTL BUSINESS MACH             Common           459200101  4077950    21482 SH       SOLE                          Partial
VISA INC COM CL A              Common           92826C839  3870562    26038 SH       SOLE                          Partial
ISHARES TR S&P MIDCAP 400/ VAL ETF              464287705  3693695    42529 SH       SOLE                          Partial
EXXON MOBIL CORP               Common           30231G102  3254479    38243 SH       SOLE                          Partial
KAYNE ANDERSON MLP INVT CO     LP               486606106  3079854   105727 SH       SOLE                          Partial
MCDONALDS CORP                 Common           580135101  3030236    34599 SH       SOLE                          Partial
ABBOTT LABORATORIES            Common           002824100  3012955    46770 SH       SOLE                          Partial
PEPSICO INC                    Common           713448108  2884206    42402 SH       SOLE                          Partial
PETSMART INC                   Common           716768106  2841636    42067 SH       SOLE                          Partial
TJX COMPANIES INC              Common           872540109  2808576    67481 SH       SOLE                          Partial
ALTRIA GROUP INC               Common           02209S103  2794244    89875 SH       SOLE                          Partial
UNION PACIFIC CORP             Common           907818108  2750143    22261 SH       SOLE                          Partial
SPDR GOLD TR GOLD SHS          ETF              78463V107  2716657    16922 SH       SOLE                          Partial
ISHARES CORE S&P SMALL-CAP ETF ETF              464287804  2575966    33611 SH       SOLE                          Partial
ISHARES BARCLAYS TREAS INFLATI ETF              464287176  2444221    20010 SH       SOLE                          Partial
SPDR S&P 500 ETF TRUST UNIT SE ETF              78462F103  2291520    16364 SH       SOLE                          Partial
ALLERGAN INC                   Common           018490102  2289575    25403 SH       SOLE                          Partial
GENERAL MILLS INC              Common           370334104  2266774    56584 SH       SOLE                          Partial
AT&T INC COM                   Common           00206R102  2028688    60885 SH       SOLE                          Partial
APPLE INC                      Common           037833100  1881828     3692 SH       SOLE                          Partial
INTEL CORP                     Common           458140100  1858268    91857 SH       SOLE                          Partial
CONSOLIDATED EDISON HLDG CO IN Common           209115104  1854656    33764 SH       SOLE                          Partial
VERIZON COMMUNICATIONS         Common           92343V104  1772799    41324 SH       SOLE                          Partial
DUKE ENERGY CORP COM USD0.001  Common           26441C204  1686147    26760 SH       SOLE                          Partial
ISHARES IBOXX $ INVESTOP INVES ETF              464287242  1535943    12628 SH       SOLE                          Partial
PHILIP MORRIS INTL INC COM     Common           718172109  1497874    18123 SH       SOLE                          Partial
ISHARES BARCLAYS 20+ YEAR TREA ETF              464287432  1459620    11837 SH       SOLE                          Partial
THE FRESH MARKET INC COM USD0. Common           35804H106  1252003    26275 SH       SOLE                          Partial
ISHARES TR S&P MIDCAP 400/GROW ETF              464287606  1217468    10818 SH       SOLE                          Partial
UNITED PARCEL SVC INC CL B     Common           911312106  1135419    15590 SH       SOLE                          Partial
BANK OF AMERICA CORP           Common           060505104  1116804    98310 SH       SOLE                          Partial
SEADRILL LTD USD2              Common           G7945E105  1061929    29222 SH       SOLE                          Partial
ISHARES BARCLAYS 1-3 YEAR TREA ETF              464287457  1051113    12451 SH       SOLE                          Partial
VANGUARD BD INDEX FD INC TOTAL ETF              921937835  1005703    11957 SH       SOLE                          Partial
BP PLC ADR (CNV INTO 6 ORD USD Common           055622104   993855    24111 SH       SOLE                          Partial
AMERICAN ELEC PWR CO           Common           025537101   931490    22068 SH       SOLE                          Partial
CATERPILLAR INC                Common           149123101   922196    10623 SH       SOLE                          Partial
PNC FINL SVCS GROUP            Common           693475105   920698    16023 SH       SOLE                          Partial
DOMINION RESOURCES INC VA NEW  Common           25746U109   904116    17700 SH       SOLE                          Partial
TELUS CORP NON VOTING SHS NPV  Non Vot Sh       87971M202   897127    13785 SH       SOLE                          Partial
PROCTER & GAMBLE CO            Common           742718109   871922    12984 SH       SOLE                          Partial
COMPANHIA DE BEBIDAS DAS AMERI ADR              20441W203   818064    19491 SH       SOLE                          Partial
GENERAL ELECTRIC CO            Common           369604103   784936    38401 SH       SOLE                          Partial
SOUTHERN CO                    Common           842587107   766173    18100 SH       SOLE                          Partial
GREAT PLAINS ENERGY INC        Common           391164100   750750    37500 SH       SOLE                          Partial
XCEL ENERGY INC COM            Common           98389B100   744397    28358 SH       SOLE                          Partial
SPDR SER TR BARCLAYS HIGH YIEL ETF              78464A417   732576    18066 SH       SOLE                          Partial
NEXTERA ENERGY INC COM         Common           65339F101   715328    10481 SH       SOLE                          Partial
BRISTOL MYERS SQUIBB           Common           110122108   680841    21343 SH       SOLE                          Partial
ENTERGY CORP NEW               Common           29364G103   663348    10600 SH       SOLE                          Partial
COCA COLA CO                   Common           191216100   637244    17716 SH       SOLE                          Partial
GALAXY ENTERTAINMENT GROUP LIM Common           Y2679D118   589178   149500 SH       SOLE                          Partial
UNILEVER NV EUR0.16(NEW YORK S Common           904784709   571382    15088 SH       SOLE                          Partial
AMERICAN STATES WATER CO       Common           029899101   571241    12100 SH       SOLE                          Partial
JOHNSON & JOHNSON              Common           478160104   556088     8003 SH       SOLE                          Partial
CHUNGHWA TELECOM ADR EA REPR 1 ADR              17133Q502   553675    17010 SH       SOLE                          Partial
PORTLAND GEN ELEC CO COM NEW   Common           736508847   550800    20400 SH       SOLE                          Partial
UNI-PRESIDENT CHINA HOLDINGS L Common           G9222R106   542435   508450 SH       SOLE                          Partial
MERCK & CO INC NEW COM         Common           58933Y105   508121    12503 SH       SOLE                          Partial
UNITIL CORP                    Common           913259107   476346    18600 SH       SOLE                          Partial
PFIZER INC                     Common           717081103   476344    19138 SH       SOLE                          Partial
FIRST NIAGARA FINL GROUP INC N Common           33582V108   467497    59478 SH       SOLE                          Partial
COCA-COLA FEMSA S.A.B. DE C.V. Common           191241108   419929     2859 SH       SOLE                          Partial
MICROSOFT CORP                 Common           594918104   413482    15573 SH       SOLE                          Partial
DU PONT E I DE NEMOURS & CO    Common           263534109   398723     8918 SH       SOLE                          Partial
EL PASO ELECTRIC COMP NEW      Common           283677854   390852    12600 SH       SOLE                          Partial
BRILLIANCE CHINA AUTOMOTIVE HL Common           G1368B102   377699   309500 SH       SOLE                          Partial
CHINA YUCHAI INTERNATIONAL COM Common           G21082105   360445    23150 SH       SOLE                          Partial
HUDSON CITY BANCORP INC        Common           443683107   351492    43718 SH       SOLE                          Partial
INTL FLAVORS & FRAGRANCES INC  Common           459506101   349588     5300 SH       SOLE                          Partial
KUNLUN ENERGY COMPANY LIMITED  Common           G5320C108   343374   162900 SH       SOLE                          Partial
DOW CHEMICAL CO                Common           260543103   338017    10690 SH       SOLE                          Partial
PPL CORP                       Common           69351T106   313051    11109 SH       SOLE                          Partial
VANGUARD INDEX FDS VANGUARD TO ETF              922908769   300156     4170 SH       SOLE                          Partial
ISHARES TR MSCI EMERGING MKTS  ETF              464287234   297946     6818 SH       SOLE                          Partial
MGE ENERGY INC                 Common           55277P104   291017     5796 SH       SOLE                          Partial
ISHARES TR IBOXX $ HIGH YIELD  ETF              464288513   267417     2877 SH       SOLE                          Partial
M1 LIMITED NPV ISIN #SG1U89935 Common           Y6132C104   262913   119100 SH       SOLE                          Partial
VALERO ENERGY CORP             Common           91913Y100   254870     7700 SH       SOLE                          Partial
JARDINE STRATEGIC HLDGS UNSPON ADR              471122200   245884    13440 SH       SOLE                          Partial
SEMBCORP INDUSTRIES NPV (POST  Common           Y79711159   239995    55700 SH       SOLE                          Partial
DAIRY FARM INTERNATIONAL HLDGS ADR              233859404   239695     4382 SH       SOLE                          Partial
JARDINE MATHESON HLDGS UNSPON  ADR              471115402   235956     3710 SH       SOLE                          Partial
CURRENCYSHARES SWISS FRANC TR  ETF              23129V109   209976     1950 SH       SOLE                          Partial
INGREDION INC COM USD0.01      Common           457187102   209305     3275 SH       SOLE                          Partial